Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Income	$ 11,917,400	$ 7,750,978	$ 8,673,210
Other Comprehensive Income (Loss)
Gains (Losses) on Securities Arising During the Year	(2,033,636)	(608,355)	(505,367)
Tax Effect	427,063	206,841	171,825
Realized (Gains) Losses on Sale of AFS Securities	(115,909)		(385,223)
Tax Effect	24,341		130,976
Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(1,698,141)	(401,514)	(587,789)
Comprehensive Income	$ 10,219,259	$ 7,349,464	$ 8,085,421